Commitments and Contingencies - Summary of Future Minimum Rental Payments Under Non-cancelable Operating Leases (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015		$ 171,767
2016	$ 185,606	$ 83,755
2017	$ 31,850